Fair Value Measurements (Details) - USD ($) $ in Millions		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Fixed maturities, Available for sale, Fair Value		$ 25,201	$ 23,101	$ 20,261
Fixed maturities, Trading, Fair Value		122	127	125
Equity securities, Available for sale, Fair Value		503	386	273
Variable annuity assets (separate accounts)	[1]	595	662	665
Equity options — fixed indexed annuities		122	322	272
Total assets accounted for at fair value		26,551	24,598	21,596
Liabilities:
Total liabilities accounted for at fair value		1,207	1,173	814
Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,198	1,160	804
Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		9	13	10
U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		63	64	65
States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,959	3,651	2,930
Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13	13	13
Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		2,742	3,205	3,382
Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,997	2,114	2,387
Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,316	2,788	1,866
All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13,111	11,266	9,618
Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		25,201	23,101	20,261
Fixed maturities, Trading, Fair Value		122	127	125
Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		503	386	273
Other assets [Member]
Assets:
Derivatives included in other assets		8
Level 1 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	0	0	0
Equity options — fixed indexed annuities		0	0	0
Total assets accounted for at fair value		420	311	252
Liabilities:
Total liabilities accounted for at fair value		0	0	0
Level 1 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 1 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 1 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		12	11	12
Level 1 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 1 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		11	11	10
Level 1 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		23	22	22
Fixed maturities, Trading, Fair Value		0	0	0
Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		397	289	230
Level 1 [Member] | Other assets [Member]
Assets:
Derivatives included in other assets		0
Level 2 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	595	662	665
Equity options — fixed indexed annuities		122	322	272
Total assets accounted for at fair value		24,867	23,270	20,656
Liabilities:
Total liabilities accounted for at fair value		9	13	10
Level 2 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 2 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		9	13	10
Level 2 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		36	38	38
Level 2 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,927	3,627	2,910
Level 2 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		13	13	13
Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		2,532	2,970	3,115
Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,958	2,077	2,363
Level 2 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		3,000	2,613	1,804
Level 2 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		12,521	10,771	9,316
Level 2 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		23,987	22,109	19,559
Fixed maturities, Trading, Fair Value		122	127	125
Level 2 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		33	50	35
Level 2 [Member] | Other assets [Member]
Assets:
Derivatives included in other assets		8
Level 3 [Member]
Assets:
Variable annuity assets (separate accounts)	[1]	0	0	0
Equity options — fixed indexed annuities		0	0	0
Total assets accounted for at fair value		1,264	1,017	688
Liabilities:
Total liabilities accounted for at fair value		1,198	1,160	804
Level 3 [Member] | Annuity benefits accumulated [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,198	1,160	804
Level 3 [Member] | Other liabilities [Member]
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0	0
Level 3 [Member] | U.S. Government and government agencies [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		15	15	15
Level 3 [Member] | States, municipalities and political subdivisions [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		32	24	20
Level 3 [Member] | Foreign government [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		0	0	0
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		210	235	267
Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		39	37	24
Level 3 [Member] | Asset-backed Securities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		316	175	62
Level 3 [Member] | All other corporate [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		579	484	292
Level 3 [Member] | Fixed maturities [Member]
Assets:
Fixed maturities, Available for sale, Fair Value		1,191	970	680
Fixed maturities, Trading, Fair Value		0	0	0
Level 3 [Member] | Equity securities [Member]
Assets:
Equity securities, Available for sale, Fair Value		73	$ 47	$ 8
Level 3 [Member] | Other assets [Member]
Assets:
Derivatives included in other assets		$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.